Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Apr. 19, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000143962
Account Value [Line Items]
Line Graph and Table Measure Name		The Gold Bullion Strategy Fund
Account Value	$ 10,000	$ 15,635		$ 12,661	$ 11,538	$ 12,173	$ 13,058	$ 11,015	$ 9,474	$ 9,940	$ 8,979
C000126480
Account Value [Line Items]
Line Graph and Table Measure Name			The Gold Bullion Strategy Fund
Account Value		17,175	$ 10,000	13,831	12,531	13,141	14,016	11,751	10,047	10,474	9,403	$ 8,804
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	32,655		26,120	20,683	25,257	19,624	16,574	12,605	13,183	10,821
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 10,000	19,352		15,284	13,547	13,647	14,257	11,788	9,987	10,276	9,111
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P GSCI Gold Index
Account Value		$ 20,397	$ 10,000	$ 16,109	$ 14,278	$ 14,384	$ 15,027	$ 12,424	$ 10,527	$ 10,831	$ 9,603	$ 8,912